Crypto Assets (Details Narrative)	May 19, 2026 USD ($) $ / shares shares	Apr. 24, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	May 18, 2026 USD ($)	Dec. 31, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Fair value of crypto assets			$ 7,560,000	$ 7,560,000
QB Tokens [Member]
Crypto Asset, Holding [Line Items]
Number of quantity	16,000,000	16,000,000	16,000,000
Cash	$ 250,000		$ 7,560,000
Number of ordinary shares | shares	500,000
Share price | $ / shares	$ 14.62
Share consideration	$ 7,310,000
Transaction value	$ 7,560,000
Fair value of crypto assets per share | $ / shares	$ 0.4725		$ 0.4725
Fair value of crypto assets			$ 7,560,000
QB Tokens [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Crypto Asset, Holding [Line Items]
Number of quantity		1,000,000
Cash		$ 250,000
QB Tokens [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Crypto Asset, Holding [Line Items]
Number of quantity		15,000,000
Number of ordinary shares | shares		500,000